Acquisition of Subsidiaries	12 Months Ended
Dec. 31, 2018
Disclosure Of Acquisitions Of Subsidiaries [Abstract]
Disclosure of Acquisition of Subsidiaries
15.	Acquisition of Subsidiaries

In March 2018, the Company obtained control over ComQi by acquiring 100% of shareholdings of ComQi. ComQi is engaged in integration service of content management system and hardware. Through the acquisition of ComQi, the Company expects to be able to provide a total solution for the upstream and downstream of public information displays.

If the acquisition had taken place on January 1, 2018, management estimated that the Company’s consolidated revenue and net profit for the year ended December 31, 2018 would have been $307,673,560 thousand and $7,956,563 thousand, respectively. In determining these amounts, management had assumed that the fair value adjustments that arose on the acquisition date would have been the same if the acquisition had taken place on January 1, 2018. The aforementioned pro-forma information is presented for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Company that would have been achieved had the acquisition been completed on January 1, 2018, nor is it intended to be a projection of future results.

Acquisition-related costs of $12,191 thousand on legal fees and due diligence fees were expensed and recognized in general and administrative
expenses
in the consolidated statement of comprehensive income.

The following
table
summarizes
each major class of consideration transferred, the assets acquired and liabilities assumed at the acquisition date and the amount of goodwill recognized.

(a)	Consideration transferred

Amounts
(in thousands)
Cash	$467,920
Contingent consideration	283,354
$751,274

In accordance with the terms of the contingent consideration, in the event that ComQi’s annual net revenue and annual recurring revenue for the year ended December 31, 2018 are greater than the agreed revenue targets in the agreement, the Company will pay additional consideration of USD4,000 thousand and USD7,000 thousand, respectively, to the original shareholders of ComQi.
Under the arrangement of the contingent consideration, the potential undiscounted amount of the contingent payment that the Company may have to pay in the future is between
USD0 and USD11,000
thousand.

The fair value of the contingent consideration estimated using Monte Carlo simulation amounted to $283,354 thousand. The fair value measurement was based on the significant unobservable inputs in the market and categorised as a Level 3 fair value under IFRS 13. The significant inputs in the valuation technique used are discount rate of 8.5%, revenue volatility rate of 30.8% and AUO’s credit spread of 0.88%.

As ComQi’s annual net revenue and annual recurring revenue for the year ended December 31, 2018 were not greater than the agreed revenue targets in the agreement, the Company remeasured the fair value of the contingent consideration and determined the value was zero. The change in the fair value of the contingent consideration of $283,354 thousand was not a measurement period adjustment, and therefore, was recognized under other gains and losses in the consolidated statement of comprehensive income.

(b)	Identifiable assets acquired and liabilities assumed

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed recognized at the acquisition date:

Fair value
(in thousands)
Cash and cash equivalents	$19,432
Accounts receivable and other current assets	36,851
Property, plant and equipment	3,712
Intangible assets	150,436
Accounts payable and other current liabilities	(57,361)
Other liabilities	(2,120)
$150,950

(c)
Goodwill arising from the acquisition for which is attributable mainly to the synergies expected to be achieved from integrating ComQi into the Company’s existing business has been recognized as follows:

Amounts
(in thousands)
Consideration transferred	$751,274
Less: Fair value of identifiable net assets	(150,950)
$600,324

The Company will continue to review the aforesaid matters during the measurement period. If new information obtained within one year from the acquisition date about facts and circumstances that existed at the acquisition date which leads to an adjustment to the above amounts, or any additional provisions as at the acquisition date, then the accounting for the acquisition will be revised.